Organization and Description of Business (Details) - USD ($) shares in Thousands, $ in Thousands				12 Months Ended
	Mar. 31, 2018	Nov. 01, 2017	Apr. 06, 2017	Dec. 31, 2017	Jan. 16, 2018	Dec. 11, 2017
Pure Rooms [Member]
Noncontrolling Interest [Line Items]
Voting interests acquired			70.00%
Fair value of net assets and liabilities			$ 532
Equity consideration			$ 425
Pure Rooms [Member] | Series A Units [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage			30.00%
Equity consideration			$ 42
Pure Rooms [Member] | Series B-1 Units [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage			100.00%
Equity consideration			$ 181
Pure Rooms [Member] | Series B-2 Units [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest percentage			50.00%
Equity consideration			$ 202
J&S [Member]
Noncontrolling Interest [Line Items]
Voting interests acquired		85.00%
Consideration transfered	$ 25,500	$ 25,500
Consideration transferred	25,435	25,435
Equity consideration	$ 5,100	$ 5,100
RED Hospitality & Leisure LLC [Member]
Noncontrolling Interest [Line Items]
Voting interests acquired					80.00%
Asset purchase deposit						$ 750
RED Hospitality & Leisure LLC [Member] | Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Voting interests acquired					80.00%
Minimum [Member]
Noncontrolling Interest [Line Items]
Investment management fee percent				1.50%
Maximum [Member]
Noncontrolling Interest [Line Items]
Investment management fee percent				2.00%
AIM GP Investment [Member] | AIM General Partner, LLC [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				0.01%
Performance Holdco Investment [Member] | AIM General Partner, LLC [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				60.00%
Ashford Trust, Inc [Member]
Noncontrolling Interest [Line Items]
Ashford Trust ownership of Ashford Inc. common stock (in shares)	598			598
Equity method investment, ownership percentage	28.40%			28.60%
Management Holdco [Member] | AIM [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				100.00%
Ashford Inc. [Member] | Management Holdco Investment [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				100.00%
Ashford Inc. [Member] | AIM General Partner, LLC Investment [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				100.00%
Performance Holdco [Member] | AIM GP Investment [Member]
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage				99.99%
AIM GP [Member] | AQUA Fund [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Performance allocation percentage				15.00%
AIM GP [Member] | AQUA Fund [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Performance allocation percentage				20.00%
Ashford Prime, Inc. [Member]
Noncontrolling Interest [Line Items]
Ashford Trust ownership of Ashford Inc. common stock (in shares)				195
Equity method investment, ownership percentage				9.30%